Cash and Cash Equivalents - Summary of Disclosure of Savings Account (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure Of Savings Account [Line Items]
Time deposit maturity period	90 days
Bottom of range [member]
Disclosure Of Savings Account [Line Items]
Time deposit interest rate	0.15%
Top of range [member]
Disclosure Of Savings Account [Line Items]
Time deposit interest rate	2.70%